IFRS 9 Model Sensitivity (Detail) - EUR (€)	6 Months Ended		12 Months Ended
	Jun. 30, 2022		Dec. 31, 2021
Upward Sensitivity - Upward Shift [Member]
IFRS 9 Model Sensitivity [Line Items]
GDP Growth Rates In PP	1		1
Unemployment Rates in pp	(0.5)		(0.5)
Real Estate Prices In Percent	0.05		0.05
Equities In Percent	0.10		0.10
Credit Spreads In Percent	(0.40)		(0.40)
Commodities In Percent	0.10	[1]	0.10	[2]
Upward Sensitivity - ECL Impact On Upward Sensitivity [Member]
IFRS 9 Model Sensitivity [Line Items]
GDP Growth Rates In Mn	€ (66.7)		€ (49.4)
Unemployment Rates in mn	(30.6)		(23.8)
Real Estate Prices in mn	(5.3)		(3.9)
Equities in mn	(11.6)		(7.2)
Credit Spreads in mn	(38.3)		(20.9)
Commodities in mn	€ (20.0)	[1]	€ (15.0)	[2]
Downward Sensitivity - Downward Shift [Member]
IFRS 9 Model Sensitivity [Line Items]
GDP Growth Rates In PP	(1)		(1)
Unemployment Rates in pp	0.5		0.5
Real Estate Prices In Percent	(0.05)		(0.05)
Equities In Percent	(0.10)		(0.10)
Credit Spreads In Percent	0.40		0.40
Commodities In Percent	(0.10)	[1]	(0.10)	[2]
Downward Sensitivity - ECL Impact On Downward Sensitivity [Member]
IFRS 9 Model Sensitivity [Line Items]
GDP Growth Rates In Mn	€ 73.3		€ 55.5
Unemployment Rates in mn	35.8		25.4
Real Estate Prices in mn	6.0		4.2
Equities in mn	14.7		9.4
Credit Spreads in mn	44.3		23.5
Commodities in mn	€ 20.1	[1]	€ 16.2	[2]

[1]
[1]The sign of the shift applies to oil prices changes. Gold price changes have the opposite sign
ECL impacts for Stages 1 and 2 are determined from one sigma downward and upward shift. A sigma shift is a standard deviation used in statistics and probability calculations and is a measure of the dispersion of the values of a random variable

[2]	[1]The sign of the shift applies to oil prices changes. Gold price changes have the opposite sign